Pension and Other Post-Employment Benefits (One Percent Change In Assumed Health Care Cost Trend Rate Over Projected Period) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Compensation Plans [Abstract]
Effect on total of service and interest cost components, 1% Increase	$ 2
Effect on total of service and interest cost components, 1% Decrease	(1)
Effect on other post-retirement benefit obligation, 1% Increase	6
Effect on other post-retirement benefit obligation, 1% Decrease	$ (5)